Note 3 - Fair Value Measurements - Items Measured at Fair Value on a Nonrecurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Long-term investments	$ 992	$ 1,028
Long-term investments, losses	(30)	(240)
Equity Securities [Member]
Long-term investments		36
Long-term investments, losses	(30)
Preferred Stock [Member]
Long-term investments	992	992
Long-term investments, losses		(240)
Fair Value, Inputs, Level 1 [Member]
Long-term investments
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Long-term investments
Fair Value, Inputs, Level 1 [Member] | Preferred Stock [Member]
Long-term investments
Fair Value, Inputs, Level 2 [Member]
Long-term investments
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Long-term investments
Fair Value, Inputs, Level 2 [Member] | Preferred Stock [Member]
Long-term investments
Fair Value, Inputs, Level 3 [Member]
Long-term investments	992	1,028
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Long-term investments		36
Fair Value, Inputs, Level 3 [Member] | Preferred Stock [Member]
Long-term investments	$ 992	$ 992